Financial risk management and financial instruments - Fair Value (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Transfers from Level 1 to Level 2, assets	R 0
Transfers from Level 2 to Level 1, assets	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers from Level 1 to Level 2, liabilities	0
Transfers from Level 2 to Level 1, liabilities	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	13,345	R 13,365
Listed long-term debt | Level 1
Financial risk management and financial instruments
Financial liabilities - fair value	13,345
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	95,984	68,896
Unlisted long-term debt | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	95,984
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	2,035	2,986
Short-term debt and bank overdraft | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	2,035
Derivative liabilities and guarantees (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	2,059	1,473
Derivative liabilities and guarantees (Long- and short-term financial liabilities) | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	2,059
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	26,518	26,131
Trade and other payables | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	26,518
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	682	681
Investments in listed securities | Level 1
Financial risk management and financial instruments
Financial assets - fair value	682
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	244	225
Investments in unlisted securities | Level 3
Financial risk management and financial instruments
Financial assets - fair value	244
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	25	81
Other long-term investments | Level 3
Financial risk management and financial instruments
Financial assets - fair value	25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,786	3,737
Long-term receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	3,883
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	1,827	2,739
Derivative assets (Long and short-term financial assets) | Level 2
Financial risk management and financial instruments
Financial assets - fair value	1,827
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	26,648	24,675
Trade and other receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	26,648
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	17,128	R 29,446
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets - fair value	R 17,128